Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Operating Activities:
Profit before tax	¥ 1,261,876	¥ 676,464	¥ 956,478
Adjustments for:
(Gains) losses on financial assets at fair value through profit or loss and investment securities	21,963	(69,521)	(321,635)
Foreign exchange gains	(684,581)	(666,606)	(567,088)
Provision for loan losses	138,176	269,060	277,085
Depreciation and amortization	322,337	321,205	310,100
Share of post-tax (profit) loss of associates and joint ventures	(87,428)	10,838	(36,373)
Net changes in assets and liabilities:
Net (increase) decrease of term deposits with original maturities over three months	951,419	733,091	(198,423)
Net (increase) decrease of call loans and bills bought	(3,673,298)	713,266	(1,575,396)
Net decrease of reverse repurchase agreements and cash collateral on securities borrowed	568,865	696,588	1,913,956
Net increase of loans and advances	(6,895,665)	(6,144,509)	(3,074,515)
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss	1,018,634	1,646,826	424,587
Net increase of deposits	9,574,826	6,097,718	16,707,952
Net increase (decrease) of call money and bills sold	1,433,307	(267,746)	(2,395,948)
Net increase (decrease) of repurchase agreements and cash collateral on securities lent	(2,583,712)	1,376,865	3,143,567
Net increase (decrease) of other unsubordinated borrowings and debt securities in issue	(5,286,295)	886,167	2,832,020
Income taxes paid—net	(386,659)	(268,730)	(135,708)
Other operating activities—net	(933,671)	(909,783)	61,700
Net cash and cash equivalents provided by (used in) operating activities	(5,239,906)	5,101,193	18,322,359
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(30,516,914)	(34,468,950)	(40,140,112)
Proceeds from sales of financial assets at fair value through profit or loss and investment securities	17,653,233	18,191,505	16,994,681
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	18,975,571	14,236,933	15,692,233
Acquisitions of the subsidiaries and businesses, net of cash and cash equivalents acquired		(215,694)	(3,570)
Investments in associates and joint ventures	(57,464)	(134,183)	(57,681)
Proceeds from sales of investments in associates and joint ventures	23,211	2,922	362
Purchases of property, plant and equipment	(87,989)	(81,367)	(111,642)
Purchases of intangible assets	(199,122)	(194,836)	(178,281)
Proceeds from sales of property, plant and equipment, investment properties and intangible assets	8,740	280	23,147
Other investing activities—net	(2)	(1)	1
Net cash and cash equivalents provided by (used in) investing activities	5,799,264	(2,663,391)	(7,780,862)
Financing Activities:
Redemption of subordinated borrowings	(48,000)	(15,000)
Proceeds from issuance of subordinated bonds	99,984	95,533	90,135
Redemption of subordinated bonds		(382,600)	(361,820)
Payments for the principal portion of lease liabilities	(90,601)	(95,816)	(95,586)
Proceeds from issuance of other equity instruments	116,940	79,955	99,943
Redemption of other equity instruments	(85,000)		(130,000)
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(301,600)	(274,058)	(267,119)
Dividends paid to non-controlling interest shareholders	(2,627)	(629)	(1,245)
Coupons paid to other equity instruments holders	(11,310)	(10,731)	(13,122)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(138,507)	246	220
Purchases of other equity instruments and proceeds from sales of other equity instruments—net	217	5,120	(5,919)
Transactions with non-controlling interest shareholders—net	956	119	100
Net cash and cash equivalents used in financing activities	(459,548)	(597,861)	(684,413)
Effect of exchange rate changes on cash and cash equivalents	900,472	955,315	488,072
Net increase of cash and cash equivalents	1,000,282	2,795,256	10,345,156
Cash and cash equivalents at beginning of period	74,343,953	71,548,697	61,203,541
Cash and cash equivalents at end of period	75,344,235	74,343,953	71,548,697
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received	3,639,559	1,943,386	1,955,515
Interest paid	¥ 1,793,559	¥ 300,683	¥ 435,205